CONDENSED FINANCIAL INFORMATION - PARENT COMPANY ONLY (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
ASSETS [Abstract]
Other assets	$ 12,441		$ 11,592
TOTAL ASSETS	835,689		711,836
LIABILITIES AND STOCKHOLDERS' EQUITY [Abstract]
Total liabilities	740,814		628,891
Stockholders' equity	94,875		82,945		77,408
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	835,689		711,836
EXPENSE [Abstract]
NET INCOME	6,575		5,383
Total other comprehensive (loss) income	(2,148)	[1],[2]	224
Comprehensive income	4,427		5,607
Cash flows from operating activities [Abstract]
Net income	6,575		5,383
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]
Stock compensation plans	797		493
NET CASH PROVIDED BY OPERATING ACTIVITIES	7,971		9,712
Cash flows from investing activities [Abstract]
Acquisition, net of cash acquired	(3,173)		0
NET CASH PROVIDED (USED) BY INVESTING ACTIVITIES	25,337		(16,273)
Cash flows from financing activities [Abstract]
Common stock dividends paid	(884)		(543)
Exercise of stock options	216		7
Deferred tax adjustment arising from stock compensation	(24)		(27)
NET CASH (USED) PROVIDED BY FINANCING ACTIVITIES	(19,135)		22,770
NET INCREASE IN CASH AND CASH EQUIVALENTS	14,173		16,209
Cash and cash equivalents at beginning of period	31,137		14,928
Cash and cash equivalents at end of period	45,310		31,137
TF Financial Corporation [Member]
ASSETS [Abstract]
Cash	2,220		2,031
Notes receivable ESOP	1,161		1,208
Other assets	964		723
TOTAL ASSETS	94,911		83,071
LIABILITIES AND STOCKHOLDERS' EQUITY [Abstract]
Total liabilities	36		126
Stockholders' equity	94,875		82,945
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	94,911		83,071
INCOME [Abstract]
Equity in earnings of subsidiaries	7,929		5,963
Interest and dividend income	18		22
Total income	7,947		5,985
EXPENSE [Abstract]
Other	1,372		602
Total expenses	1,372		602
NET INCOME	6,575		5,383
Total other comprehensive (loss) income	(2,148)	[3]	224	[3]
Comprehensive income	4,427		5,607
Cash flows from operating activities [Abstract]
Net income	6,575		5,383
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]
Stock compensation plans	457		176
Equity in earnings of subsidiaries	(7,929)		(5,963)
Net change in assets and liabilities	(180)		(16)
NET CASH PROVIDED BY OPERATING ACTIVITIES	(1,077)		(420)
Cash flows from investing activities [Abstract]
Capital distribution from subsidiaries	7,800		1,600
Acquisition, net of cash acquired	(5,568)		0
NET CASH PROVIDED (USED) BY INVESTING ACTIVITIES	2,232		1,600
Cash flows from financing activities [Abstract]
Common stock dividends paid	(884)		(543)
Treasury stock acquired	(274)		0
Exercise of stock options	216		7
Deferred tax adjustment arising from stock compensation	(24)		(27)
NET CASH (USED) PROVIDED BY FINANCING ACTIVITIES	(966)		(563)
NET INCREASE IN CASH AND CASH EQUIVALENTS	189		617
Cash and cash equivalents at beginning of period	2,031		1,414
Cash and cash equivalents at end of period	2,220		2,031
TF Financial Corporation [Member] | Investment in 3rd Fed [Member]
ASSETS [Abstract]
Equity Method Investments	89,501		78,032
TF Financial Corporation [Member] | Investment in Penns Trail Development [Member]
ASSETS [Abstract]
Equity Method Investments	$ 1,065		$ 1,077

[1]	Amounts in parentheses indicate debits.
[2]	All amounts are net of tax. Related income tax expense or benefit is calculated using a Federal income tax rate of 34%.
[3]	See Consolidated Statements of Comprehensive Income for other comprehensive income detail.